Income Taxes Expense (Tables)	6 Months Ended
Jun. 30, 2021
Income Taxes Expense
Summary of current and deferred portion of income tax expenses

	For the six months ended June 30,
	2020	2021
	US$	US$
Current tax expenses	3,200	25
Deferred tax benefits	—	—
Total	3,200	25